CONSOLIDATED CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
OPERATING ACTIVITIES
Net loss			$ (156,124,000)	$ (59,414,000)
Adjustments to reconcile net loss to net cash used in operating activities
Change in fair value of warrant liabilities	$ 66,397,000	$ (1,009,000)	84,455,000	(1,493,000)
Changes in operating assets and liabilities
Net cash used in operating activities	(1,827,000)	(10,670,000)	(33,671,000)	(29,678,000)
Net decrease in cash and cash equivalents	2,931,000	(2,009,000)	(5,947,000)	(9,005,000)
Cash and cash equivalents, beginning of year	6,942,000	12,889,000	12,889,000	21,894,000
Cash and cash equivalents, end of year of year	9,873,000	10,880,000	6,942,000	12,889,000
Star Peak Energy Transition Corp [Member]
OPERATING ACTIVITIES
Net loss	(156,346,958)	(1,100)	(112,633,298)	(10,406)
Adjustments to reconcile net loss to net cash used in operating activities
Change in fair value of warrant liabilities	155,781,741	0	(109,269,830)
Unrealized gain from Investments held in Trust Account	(35,469)	0	(136,707)
Changes in operating assets and liabilities
Prepaid expenses	41,305	0	(625,970)	(1,594)
Franchise tax payable	22,392	1,100	198,406	(4,695)
Accounts payable	(122,813)	0	(281,128)	(778)
Accrued expenses	149,093	0	2,370,390
Net cash used in operating activities	(510,709)	0	(1,838,477)	(17,473)
Net decrease in cash and cash equivalents	(510,709)	0	936,773	(159,672)
Cash and cash equivalents, beginning of year	936,773	0	0	159,672
Cash and cash equivalents, end of year of year	426,064	0	936,773	$ 0
Supplemental disclosure of noncash activities:
Change in value of Class A common stock subject to possible redemption	$ (156,346,960)	$ 0	$ (92,197,620)